Related Party Transactions (Summary of Related Party Transactions) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Tax, utility, insurance and other reimbursement	$ 692	$ 336	$ 234
Rent expense	1,026	977	572
Capital assets acquired	266	625	568
Total	$ 1,984	$ 1,938	$ 1,374